RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Key management personnel compensation	$ 26,608	$ 22,899
Key management personnel compensation (in shares)	1,064,000
Key management personnel compensation, share-based payment	$ 6,591	$ 7,220
Techint Holdings S.à.r.l | Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Percentage of Company shares owned	65.03%
Tenaris Investments S.a.r.l. | Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Percentage of Company shares owned	11.46%